CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total USD ($)	Dropdown Predecessor [Member] USD ($)	Common Stock and Paid-in Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Class A [Member]	Class A [Member] Common Stock and Paid-in Capital [Member] USD ($)	Class B [Member]	Class B [Member] Common Stock and Paid-in Capital [Member] USD ($)
Beginning Balance at Dec. 31, 2010	$ 440,791	$ (1,898)	$ 0	$ (38,647)		$ 481,211		$ 125
Beginning Balance, shares at Dec. 31, 2010			51,987,000
Net loss	(113,075)	(104,010)	0	(9,065)		0		0
Net change in parent's equity from Dropdown Predecessor	194,701	194,701	0	0		0		0
Proceeds from issuance of Class A common shares, net of offering costs (Note 2)	107,105	0	0	0		107,105		0
Proceeds from issuance of Class A common shares, net of offering costs, shares (Note 2)			9,890,000
Dividends declared	(51,358)	0	0	(51,358)		0		0
Ending Balance at Dec. 31, 2011	578,164	88,793	0	(99,070)		588,316		125
Ending Balance , shares at Dec. 31, 2011	61,876,744		61,877,000
Net loss	(370,181)	(9,163)	0	(361,018)		0		0
Net change in parent's equity from Dropdown Predecessor	70,404	70,404	0	0		0		0
Proceeds from issuance of Class A common shares, net of offering costs (Note 2)	65,771	0	0	0		65,771		0
Proceeds from issuance of Class A common shares, net of offering costs, shares (Note 2)			17,250,000
Acquisition of interest in 13 vessels from Teekay Corporation (note 1)	(9,744)	(150,034)		121,942		18,348		0
Acquisition of interest in 13 vessels from Teekay Corporation, shares (note 1)			4,464,000
Dividends declared	(32,231)	0	0	(32,231)		0		0
Ending Balance at Dec. 31, 2012	302,183	0	0	(370,377)		672,435		125
Ending Balance , shares at Dec. 31, 2012	83,591,030		83,591,000		71,100,000		12,500,000
Net loss	(8,138)	0	0	(8,138)		0		0
Dividends declared	(10,030)	0	0	(10,030)		0		0
Equity-based compensation (note 12)	657	0	0	0		657		0
Ending Balance at Dec. 31, 2013	$ 284,672	$ 0		$ (388,545)		$ 673,092		$ 125
Ending Balance , shares at Dec. 31, 2013	83,591,030		83,591,000		71,100,000		12,500,000